Share Capital Authorized	12 Months Ended
Dec. 31, 2024
Disclosure of Share capital Authorized [Abstract]
Share Capital Authorized

Note 20. Share Capital Authorized

The Company is authorized to issue an unlimited number of common shares without par value. Share capital comprises only one class of ordinary shares. The ordinary shares carry a voting right and a right to a dividend.

Issued and Outstanding

	2024		2023

December 31,	Number of common shares	Common share capital	Number of common shares	Common share capital

Opening balance	123,956,865	$504	123,739,020	$503

Exercise of stock options	186,314	1	217,845	1

Closing balance	124,143,179	$505	123,956,865	$504

Total dividends declared in the year were $10 million, or CAD $0.1125 per share (December 31, 2023 – $10 million, or CAD $0.10 per share, January 1, 2023 – $7 million, or CAD $0.10 per share).